Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Maturities of Operating Lease Liabilities
The following is a summary of the maturities of our operating lease liabilities as of March 31, 2021:

2021	$137,770
2022	182,324
2023	161,572
2024	145,168
2025	121,956
Thereafter	762,445

Total undiscounted operating lease payments	1,511,235
Less: Imputed interest	(364,257)

Total operating lease liabilities	$1,146,978

The following is a summary of the maturities of our operating lease liabilities as of December 31, 2020:

2021	$228,135
2022	182,214
2023	162,163
2024	145,750
2025	122,384
Thereafter	757,576

Total undiscounted operating lease payments	1,598,222
Less: Imputed interest	(409,007)

Total operating lease liabilities	$1,189,215